Equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Net Profit (Loss) attributable to shareholders, basic	R$ 1,312,390	R$ 907,132	R$ 302,343
Average number of shares, basic	440,227,707	435,927,486	401,773,841
Diluted earnings (loss) per share	R$ 2.96	R$ 2.07	R$ 0.75
Basic earnings (loss) per share	R$ 2.98	R$ 2.08	R$ 0.75
Non-controlling interests	R$ 223,373	R$ 177,132
Reflex reserve	R$ (56,708)	R$ (43,074)	R$ (44,217)